Nationwide Life Insurance Company
                          Nationwide Variable Account-4

                    Prospectus supplement dated June 1, 2004

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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The investment objective and adviser information relating to the Gartmore
Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds is amended as follows:
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GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
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Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
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Gartmore GVIT Investor      Investment Objective:     To maximize total investment return by seeking income and, secondarily, long
Destinations Conservative                             term growth of capital.  The Fund invests in a target allocation mix of 10%
Fund: Class VI                                        large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35%
                                                      bonds, and 45% short-term investments.
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Gartmore GVIT Investor      Investment Objective:     To maximize total investment return by seeking income and, secondarily, long
Destinations Moderately                               term growth of capital.  The Fund invests in a target allocation mix of 20%
Conservative Fund: Class                              large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35%
VI                                                    bonds, and 25% short-term investments.
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Gartmore GVIT Investor      Investment Objective:     To maximize total investment return by seeking growth of capital and income.
Destinations Moderate                                 The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10%
Fund: Class VI                                        mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25%
                                                      bonds, and 15% short-term investments.
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Gartmore GVIT Investor      Investment Objective:     To maximize total investment return primarily by seeking growth of capital,
Destinations Moderately                               but also income.  The Fund invests in a target allocation mix of 35% large
Aggressive Fund: Class VI                             cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25%
                                                      international stocks, 15% bonds, and 5% short-term investments.
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Gartmore GVIT Investor      Investment Objective:     To maximize total investment return primarily by seeking growth of capital.
Destinations Aggressive                               The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15%
Fund: Class VI                                        mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international stocks, and
                                                      5% bonds.
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